Derivative Instruments Accounted for at Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Asset (liability)	$ 1,039	$ 7,191
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Asset (liability)	1,000	7,200
Interest Rate Swap | Level 2
Derivatives, Fair Value [Line Items]
Interest rate swap agreements Assets	2,054	7,191
Interest rate swap agreements Liability	$ 1,015	$ 0